Events after the reporting date	12 Months Ended
Dec. 31, 2024
Events after the reporting date
Events after the reporting date

Note 29. Events after the reporting date

Strategic reorganization of the Company’s activities

The Company has informed the representatives of its workers council of its plan to focus exclusively on the development of lanifibranor. The plan includes stopping all preclinical research activities except those required to support the lanifibranor program, together with expanding the program team to prepare for potential filings for marketing approval and subsequent commercialization of lanifibranor for patients with MASH. The plan presented includes reducing the Company’s current workforce by approximately 50%. The plan is expected to be implemented during the second quarter of 2025 and all work on the Company’s preclinical programs (YAP-TEAD and NR4A1) will be terminated.

At the date these financial statements were authorized for issue, the Company was in the process of determining these impacts for financial year 2025.

The Company and Hepalys Pharma, Inc. announce the initiation of the clinical development program of lanifibranor in Japan with the dosing of the first participant in Phase I trial

The Company and Hepalys have initiated the clinical development program of lanifibranor in Japan by dosing the first participant in the Phase I study. Positive results from this study could support the initiation of a pivotal Phase III trial in patients with MASH in Japan. This study marks the first significant step in the partnership between the Company and Hepalys toward the development of lanifibranor in Japan and South Korea.

The Company announces the publication in Biomedicine & Pharmacotherapy of the results from a preclinical study showing improvement of portal hypertension with lanifibranor treatment

The study demonstrated that lanifibranor improved Portal Hypertension (PH) in mouse models of fibrotic PH and prehepatic non-fibrotic PH. Lanifibranor was observed to decrease portal pressure by improving Liver Sinusoidal Endothelial Cell (LSEC) dysfunction and fibrosis, and by directly targeting the splanchnic vasculature through its anti-angiogenetic effects.

These findings suggest that lanifibranor may be a promising therapeutic candidate that could potentially address PH-related complications typically associated with MASLD, MASH, and other advanced chronic liver diseases, including cirrhosis.